Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 61	$ 118	$ 48
Additions based on tax positions related to the current year	0	4	72
Additions based on acquisitions related to the current year	0	0	0
Additions for tax positions of prior years	11	13	1
Reduction for tax positions of prior years	0	(69)	(1)
Settlements	(14)	(2)	0
Reductions due to lapse of statute of limitations	(4)	0	0
Foreign currency translation	1	(3)	(2)
Balance at end of year	$ 55	$ 61	$ 118